Other operating items - Other Operating Items (Details) $ in Millions		1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($) rig
Other Income and Expenses [Abstract]
Impairment of long lived assets		$ (152)	$ 0	$ 0	$ (152)	$ (4,087)
Loss on impairment of intangibles			0	0	0	(21)
Gain on disposals			2	1	47	15
Other operating income	[1]		0	0	54	9
Total other operating items			$ 2	$ 1	$ (51)	$ (4,084)
Number of rigs disposed of | rig					7	1

[1]	Includes revenue received from related parties of $216 million, $19 million, $189 million and $305 million, and costs paid to related parties of nil, $3 million, $70 million, and $12 million for the periods February 23, 2022 through December 31, 2022, January 1, 2022 through February 22, 2022, and the years ended December 31, 2021, and 2020 respectively. Refer to Note 27 - "Related party transactions" for further details.